DEC-11-2006 11:13 From: To:72027771030 P.2/2

CIK 1373671

[redacted]

CERTNAS

06063011

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

1-33196

RECD S.E.C.
DEC 1 1 2006
1086

Michael S. Emen
Senior Vice President
Listing Qualifications

By Facsimile and First Class Mail

December 11, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 7, 2006 The Nasdaq Stock Market (the "Exchange") received from Isilon Systems, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.00001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

PROCESSED
DEC 13 2006
THOMSON
FINANCIAL